Financial Risk Management (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 47,109,216	₨ 38,277,649	₨ 28,030,738
Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	486,888	951,504	371,995
6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,156,074	4,000,000	2,020,000
9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	500,000
6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		500,000
Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,042,839	2,451,179	2,207,403
Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,612,496	2,059,524	60,742
Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	18,794,380	14,982,750	8,380,415
Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,564,494	2,045,239	4,479,774
Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	11,952,045	11,287,453	10,510,409
Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	22,076,202	21,533,874	19,263,182
Not later than one year [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	531,000	951,504	371,995
Not later than one year [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	528,003	240,003	121,200
Not later than one year [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Not later than one year [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0
Not later than one year [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	587,700	585,790	507,037
Not later than one year [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,594,551	2,039,624	60,742
Not later than one year [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,557,466	5,680,600	6,585,649
Not later than one year [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,295,437	748,900	1,106,150
Not later than one year [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	11,952,045	11,287,453	10,510,409
Later than one year and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	12,514,148	8,432,988	4,608,204
Later than one year and not later than three years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than one year and not later than three years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,584,000	720,000	363,603
Later than one year and not later than three years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Later than one year and not later than three years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0
Later than one year and not later than three years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	773,500	788,588	733,287
Later than one year and not later than three years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	17,945	19,900	0
Later than one year and not later than three years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,922,227	5,755,100	2,468,789
Later than one year and not later than three years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,186,476	1,149,400	1,042,525
Later than one year and not later than three years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,893,011	6,298,719	2,649,532
Later than three years and not later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,056,003	480,003	242,403
Later than three years and not later than five years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Later than three years and not later than five years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		0
Later than three years and not later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	531,200	555,216	430,022
Later than three years and not later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than three years and not later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,536,029	4,800,000	1,257,280
Later than three years and not later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	739,779	463,500	719,827
Later than three years and not later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	15,689,971	12,492,593	6,063,454
Later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,463,871	4,600,657	2,444,533
Later than five years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	30,000
Later than five years [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		500,000
Later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,696,300	3,773,736	2,611,603
Later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,499,800	3,618,200	22,518
Later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	984,800
Later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	58,173,332	48,758,174	32,584,372
Contractual Cash Flows [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	531,000	951,504	371,995
Contractual Cash Flows [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,631,877	6,040,663	3,171,739
Contractual Cash Flows [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	120,000
Contractual Cash Flows [Member] | 6% Non Cumulative Compulsory convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows		500,000
Contractual Cash Flows [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,588,700	5,703,330	4,281,949
Contractual Cash Flows [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,612,496	2,059,524	60,742
Contractual Cash Flows [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	22,515,522	19,853,900	10,334,236
Contractual Cash Flows [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,221,692	2,361,800	3,853,302
Contractual Cash Flows [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 11,952,045	₨ 11,287,453	₨ 10,510,409